Templeton Emerging Markets Fund
Statement of Investments (unaudited), November 30, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 96.4%
Brazil 2.8%
a
B2W Cia Digital .................. Internet & Direct Marketing Retail 66,200 $ 869,549
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 144,700 1,515,399
a
Lojas Americanas SA ............. Multiline Retail 403,559 1,388,454
a
M Dias Branco SA ................ Food Products 109,200 661,355
TOTVS SA ..................... Software 47,700 238,071
Vale SA ........................ Metals & Mining 283,700 4,128,740
8,801,568
Cambodia 0.3%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 730,000 932,572
China 31.2%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 149,300 4,904,824
a
Alibaba Group Holding Ltd., ADR .... Internet & Direct Marketing Retail 94,995 25,017,883
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 360,000 134,742
a
Baidu, Inc., ADR ................. Interactive Media & Services 22,811 3,170,501
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,469,200 6,623,729
China Merchants Bank Co. Ltd., A .... Banks 239,800 1,612,297
China Merchants Bank Co. Ltd., H .... Banks 585,800 3,713,008
China Mobile Ltd. ................ Wireless Telecommunication Services 355,291 2,119,411
China Resources Cement Holdings Ltd. Construction Materials 3,015,100 3,744,587
CNOOC Ltd. .................... Oil, Gas & Consumable Fuels 2,099,000 2,088,674
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 282,471 186,676
c
Flat Glass Group Co. Ltd., H ........ Semiconductors & Semiconductor Equipment 472,400 1,318,614
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 382,600 1,564,579
NetEase , Inc., ADR ............... Entertainment 19,485 1,760,859
Ping An Bank Co. Ltd., A ........... Banks 852,800 2,559,301
Ping An Insurance Group Co. of China
Ltd., A ....................... Insurance 215,136 2,940,668
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 40,000 470,468
a
Prosus NV ..................... Internet & Direct Marketing Retail 11,570 1,254,067
Sunny Optical Technology Group Co.
Ltd. .........................
Electronic Equipment, Instruments &
Components 37,834 739,043
Tencent Holdings Ltd. ............. Interactive Media & Services 363,237 26,479,500
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 130,572 2,188,387
Uni -President China Holdings Ltd. .... Food Products 1,739,294 1,569,059
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 269,612 528,413
96,689,290
Czech Republic 0.2%
a,b
Moneta Money Bank A/S, 144A, Reg S Banks 243,000 721,945
a
Hong Kong 0.1%
Dairy Farm International Holdings Ltd. . Food & Staples Retailing 56,900 230,496
Hungary 0.9%
Richter Gedeon Nyrt . ............. Pharmaceuticals 112,060 2,652,223
India 6.2%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 54,871 2,264,545
Coal India Ltd. .................. Oil, Gas & Consumable Fuels 375,088 633,241
a
ICICI Bank Ltd. .................. Banks 1,521,061 9,703,301
Infosys Ltd. ..................... IT Services 268,602 4,014,719
Tata Chemicals Ltd. .............. Chemicals 204,600 1,082,387

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Tata Investment Corp. Ltd. ......... Capital Markets 122,221 $ 1,553,419
19,251,612
Indonesia 0.7%
Astra International Tbk . PT ......... Automobiles 5,503,600 2,060,684
Kenya 0.1%
a
Equity Group Holdings plc .......... Banks 691,862 217,424
a
Mexico 1.5%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 789,617 4,129,697
b
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,902,331 618,251
4,747,948
Pakistan 0.4%
MCB Bank Ltd. .................. Banks 1,055,710 1,173,416
Peru 0.3%
Intercorp Financial Services, Inc. ..... Banks 34,920 1,042,362
Russia 6.6%
c
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 302,044 1,393,506
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 85,666 5,514,765
a,b
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 27,325 787,129
Sberbank of Russia PJSC, ADR ..... Banks 437,637 5,773,125
a
Yandex NV, A ................... Interactive Media & Services 100,956 6,961,926
20,430,451
South Africa 3.8%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 503,977 1,242,275
Naspers Ltd., N .................. Internet & Direct Marketing Retail 52,914 10,632,865
11,875,140
South Korea 20.2%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 65,837 2,448,482
Hankook Tire & Technology Co. Ltd. .. Auto Components 12,985 383,604
KT Skylife Co. Ltd. ............... Media 45,931 372,143
LG Corp. ....................... Industrial Conglomerates 100,761 6,414,324
NAVER Corp. ................... Interactive Media & Services 50,164 12,604,206
POSCO ....................... Metals & Mining 14,133 2,990,203
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 558,627 33,607,791
Samsung Life Insurance Co. Ltd. ..... Insurance 62,280 4,001,572
62,822,325
Taiwan 14.9%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 140,000 921,854
CTBC Financial Holding Co. Ltd. ..... Banks 320,000 214,736
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,338,712 3,855,670
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 4,400 496,455
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 260,000 6,405,740
PChome Online, Inc. .............. Internet & Direct Marketing Retail 237,482 733,419
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,982,689 33,670,440
46,298,314

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand 1.7%
Kasikornbank PCL ............... Banks 644,900 $ 2,338,449
Kiatnakin Phatra Bank PCL ......... Banks 893,200 1,456,646
Siam Commercial Bank PCL (The) ... Banks 214,617 604,791
Thai Beverage PCL ............... Beverages 1,836,100 1,010,636
5,410,522
United Kingdom 2.5%
Unilever plc ..................... Personal Products 125,328 7,610,698
United States 2.0%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 57,834 4,518,570
a
IMAX Corp. ..................... Entertainment 111,779 1,657,683
6,176,253
Total Common Stocks (Cost $181,000,309) .....................................
299,145,243
Preferred Stocks 3.0%
Brazil 3.0%
d
Banco Bradesco SA, ADR, 3.96% .... Banks 970,024 4,403,909
d
Itau Unibanco Holding SA, ADR, 4.97% Banks 917,597 4,909,144
9,313,053
Total Preferred Stocks (Cost $10,884,779) ......................................
9,313,053
a a a a a
Escrows and Litigation Trusts 0.0%
e
Hemisphere Properties India Ltd.,
Escrow Account ................ Equity Real Estate Investment Trusts (REITs) 38,214 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $191,885,088) ...............................
308,458,296
Short Term Investments 5.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.6%
United States 5.6%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 17,463,013 17,463,013
Total Money Market Funds (Cost $17,463,013) ..................................
17,463,013

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See A bbreviations on page 8
.
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.2%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 666,111 $ 666,111
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$666,111) ...................................................................
666,111
a a a a a
Total Short Term Investments (Cost $18,129,124 ) ................................
18,129,124
a a a
a
Total Investments (Cost $210,014,212) 105.2% ..................................
$326,587,420
Credit Facility (4.8)% .........................................................
(15,000,000)
Other Assets, less Liabilities (0.4)% ...........................................
(1,360,949)
Net Assets 100.0% ...........................................................
$310,226,471
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $2,262,067, representing 0.7% of net assets.
c
A portion or all of the security is on loan at November 30, 2020.
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Fund

Notes to Statement of Investments (unaudited)
1. Organization
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)

3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets.
These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At November 30, 2020, the Fund had 6.6% of its net assets invested in Russia.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2020, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $19,017,262 $7,753,084 $(9,307,333) $— $— $17,463,013 17,463,013 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $1,702,702 $(1,036,591) $ — $ — $666,111 666,111 $—
Total Affiliated Securities .... $19,017,262 $9,455,786 $(10,343,924) $— $— $18,129,124 $—

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)

6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2020, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 8,801,568 $ — $ — $ 8,801,568
Cambodia ............................ — 932,572 — 932,572
China ............................... 32,137,630 64,551,660 — 96,689,290
Czech Republic ....................... — 721,945 — 721,945
Hong Kong ........................... — 230,496 — 230,496
Hungary ............................. — 2,652,223 — 2,652,223
India ................................ — 19,251,612 — 19,251,612
Indonesia ............................ — 2,060,684 — 2,060,684
Kenya ............................... 217,424 — — 217,424
Mexico .............................. 4,747,948 — — 4,747,948
Pakistan ............................. 1,173,416 — — 1,173,416
Peru ................................ 1,042,362 — — 1,042,362
Russia .............................. 6,961,926 13,468,525 — 20,430,451
South Africa .......................... 1,242,275 10,632,865 — 11,875,140
South Korea .......................... — 62,822,325 — 62,822,325
Taiwan .............................. — 46,298,314 — 46,298,314
Thailand ............................. — 5,410,522 — 5,410,522
United Kingdom ....................... — 7,610,698 — 7,610,698
United States ......................... 6,176,253 — — 6,176,253
Preferred Stocks ........................ 9,313,053 — — 9,313,053
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 18,129,124 — — 18,129,124
Total Investments in Securities ........... $89,942,979 $236,644,441 $— $326,587,420
a
Includes securities determined to h ave no value at November 30, 2020.

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)

Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.